June 29, 2021

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ETF Managers Trust
Registration Statement on Form N-1A
File No. 333-182274
CIK - 0001467831

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended, enclosed for filing electronically is Post-Effective Amendment No. 139 to the Registration Statement on Form N-1A of ETF Managers Trust (the “Trust”), relating to the ETFMG 2x Daily Video Game Tech ETF (the “Fund”). This filing is being made for the purpose of making material changes to the Registration Statement to change the Fund’s investment objective and principal investment strategy, and to change the Fund’s name.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1232.

Very truly yours,

/s/ Eric Simanek
Enclosures